MERGER WITH VALLON - Narrative (Details) - Q1	Apr. 21, 2023 $ / shares shares	Mar. 31, 2024 shares	Dec. 31, 2023 shares	Apr. 22, 2023 shares	Apr. 20, 2023	Dec. 31, 2022 shares	Jul. 31, 2022 $ / shares shares	Dec. 31, 2019 $ / shares shares	Nov. 30, 2018 $ / shares shares
Business Acquisition [Line Items]
Number of shares called by warrants (in shares)							12	189	277
Warrant exercise price (in usd per share) | $ / shares							$ 0.01	$ 0.01	$ 0.01
Ownership percentage in common stock (as a percent)					15.00%
Common stock, shares outstanding (in shares)		245,875	49,663	32,487		10,987
Issuance of common stock for reverse recapitalization expenses (in shares)	335
GRI Operations
Business Acquisition [Line Items]
Common stock, exchange ratio	0.0374
Ownership percentage in common stock (as a percent)					85.00%
Exchange Warrants
Business Acquisition [Line Items]
Number of shares called by warrants (in shares)	4,632
Warrant exercise price (in usd per share) | $ / shares	$ 1,340.43